STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 6.4%
Associated Banc-Corp	115,000		1,946,950
Bank of America	314,400		8,960,400
Citizens Financial Group	73,300		2,322,877
Comerica	65,400		3,442,656
JPMorgan Chase & Co.	193,855		22,508,504
KeyCorp	181,600		2,969,160
New York Community Bancorp	223,650		2,417,657
Regions Financial	781,608		10,567,340
Zions Bancorp	57,700		2,305,115
			57,440,659
Capital Goods - 3.2%
Eaton	64,700		5,869,584
Emerson Electric	35,800		2,295,138
Honeywell International	14,300		2,319,031
Hubbell	19,000		2,531,560
Johnson Controls International	184,600		6,750,822
Lockheed Martin	5,800		2,145,246
PACCAR	59,200		3,960,480
The Timken Company	70,800		3,174,672
			29,046,533
Consumer Durables & Apparel - 1.4%
Garmin	11,400		1,007,646
Tapestry	170,500		3,998,225
Whirlpool	57,100	[a]	7,300,806
			12,306,677
Consumer Services - .9%
H&R Block	98,500	[a]	2,035,995
McDonald's	23,700		4,601,829
Starbucks	19,200		1,505,856
			8,143,680
Diversified Financials - 3.5%
Ameriprise Financial	14,400		2,034,720
Ares Capital	327,563		5,630,808
Discover Financial Services	22,300		1,462,434
Janus Henderson Group	177,200	[a]	3,756,640
MFA Financial	117,500	[b]	849,525
Morgan Stanley	76,950		3,465,059
Starwood Property Trust	27,200	[b]	603,296
Synchrony Financial	202,400		5,889,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Diversified Financials - 3.5% (continued)
The Goldman Sachs Group	14,700		2,951,319
Two Harbors Investment	340,900	[b]	4,619,195
			31,262,836
Energy - 6.3%
Chevron	167,000		15,587,780
Exxon Mobil	183,110		9,419,178
Helmerich & Payne	48,000		1,770,720
HollyFrontier	45,700		1,539,176
Kinder Morgan	461,900		8,854,623
Phillips 66	45,200		3,383,672
Schlumberger	272,100		7,371,189
The Williams Companies	377,300		7,187,565
Valero Energy	26,500		1,755,625
			56,869,528
Food, Beverage & Tobacco - 5.5%
Altria Group	523,070		21,116,336
Mondelez International, Cl. A	73,800		3,896,640
Philip Morris International	292,690		23,962,530
			48,975,506
Health Care Equipment & Services - .2%
UnitedHealth Group	5,100		1,300,296
Household & Personal Products - 2.2%
Kimberly-Clark	100,050		13,125,560
The Procter & Gamble Company	58,700		6,646,601
			19,772,161
Insurance - 2.7%
MetLife	196,900		8,411,568
Principal Financial Group	188,200		8,354,198
Prudential Financial	26,905		2,029,982
Unum Group	239,800		5,589,738
			24,385,486
Materials - 1.1%
International Paper	52,900		1,955,184
LyondellBasell Industries, Cl. A	106,700		7,624,782
			9,579,966
Media & Entertainment - 6.0%
Alphabet, Cl. A	10,200	[c]	13,660,350
Alphabet, Cl. C	10,100	[c]	13,527,233
Facebook, Cl. A	63,400	[c]	12,202,598
The Interpublic Group of Companies	659,200	[a]	14,080,512
			53,470,693
Pharmaceuticals Biotechnology & Life Sciences - 12.7%
AbbVie	272,130		23,324,262
Amgen	63,200		12,622,936

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.7% (continued)
Bristol-Myers Squibb	426,200		25,171,372
Eli Lilly & Co.	52,100		6,571,373
Gilead Sciences	183,400		12,720,624
Johnson & Johnson	87,100		11,713,208
Merck & Co.	264,510		20,250,886
Pfizer	49,107		1,641,156
			114,015,817
Real Estate - 6.0%
Apartment Investment & Management, Cl. A	105,600	[b]	5,051,904
Apple Hospitality REIT	273,700	[b]	3,577,259
Brandywine Realty Trust	43,300	[b]	588,014
Brixmor Property Group	157,450	[b]	2,867,165
Brookfield Property REIT, Cl. A	163,600	[a,b]	2,668,316
CoreCivic	271,300	[b]	4,017,953
EPR Properties	31,500	[a,b]	1,866,060
Gaming and Leisure Properties	103,600	[b]	4,627,812
Host Hotels & Resorts	137,100	[b]	1,985,208
Iron Mountain	10,500	[a,b]	319,305
Lamar Advertising, Cl. A	52,200	[b]	4,371,228
Medical Properties Trust	276,400	[b]	5,840,332
Omega Healthcare Investors	109,900	[b]	4,352,040
Service Properties Trust	94,040	[a,b]	1,700,243
Simon Property Group	30,300	[b]	3,729,324
SITE Centers	181,175	[b]	2,085,324
Spirit Realty Capital	58,500	[b]	2,661,750
Tanger Factory Outlet Centers	152,550	[a,b]	1,827,549
			54,136,786
Retailing - 3.9%
Amazon.com	15,500	[c]	29,198,125
Foot Locker	166,700	[a]	6,042,875
			35,241,000
Semiconductors & Semiconductor Equipment - 4.9%
Broadcom	42,300		11,531,826
Intel	361,645		20,078,530
Lam Research	3,000		880,290
Qualcomm	104,100		8,151,030
Texas Instruments	27,300		3,116,022
			43,757,698
Software & Services - 8.8%
Fair Isaac	9,400	[c]	3,534,682
International Business Machines	104,140		13,553,821
Microsoft	269,985		43,740,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 8.8% (continued)
The Western Union Company		802,550	[a]	17,969,094
				78,797,867
Technology Hardware & Equipment - 10.9%
Apple		156,870		42,881,983
Cisco Systems		218,350		8,718,716
Hewlett Packard Enterprise		1,025,300		13,113,587
NetApp		86,900		4,059,968
Seagate Technology		281,350	[a]	13,490,732
Xerox Holdings		467,000		15,037,400
				97,302,386
Telecommunication Services - 5.8%
AT&T		963,460		33,933,061
Verizon Communications		334,670		18,125,727
				52,058,788
Transportation - 1.7%
United Parcel Service, Cl. B		169,520		15,339,865
Utilities - 5.4%
AES		886,500		14,831,145
FirstEnergy		254,800		11,346,244
OGE Energy		145,317		5,536,578
Pinnacle West Capital		31,400		2,809,986
PPL		178,000		5,341,780
Public Service Enterprise Group		170,800		8,763,748
				48,629,481
Total Common Stocks (cost $835,592,954)				891,833,709

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners (cost $130,491)		7,096	[a]	115,807
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $71,846)	1.59	71,846	[d]	71,846

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,968,924)	1.59	3,968,924	[d]	3,968,924
Total Investments (cost $839,764,215)		99.9%		895,990,286
Cash and Receivables (Net)		.1%		643,073

Net Assets	100.0%	896,633,359

LP—Limited Partnership

a Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $59,688,431 and the value of the collateral was $61,426,194, consisting of cash collateral of $3,968,924 and U.S. Government & Agency securities valued at $57,457,270.

b Investment in real estate investment trust within the United States.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	891,833,709	-	-	891,833,709
Investment Companies	4,040,770	-	-	4,040,770
Limited Partnerships	115,807	-	-	115,807

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $56,226,071, consisting of $114,770,201 gross unrealized appreciation and $58,544,130 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.